Debt - Narratives - Revolving credit facility (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 02, 2020	Jun. 20, 2019	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revolving Credit Facility
Proceeds from borrowings under revolving line of credit			$ 26,377,654	$ 8,030,611	$ 38,575,895	$ 35,000,000
Revolving Credit Facility
Revolving Credit Facility
Maximum Borrowing Capacity		$ 35,000,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 15,000,000
Line of Credit Facility Outstanding						$ 0
Line of Credit Facility, Expiration Date	Sep. 02, 2021
Revolving Credit Facility | Floor rate
Revolving Credit Facility
Debt Instrument, Basis Spread on Variable Rate	4.50%	6.00%
Revolving Credit Facility | LIBOR
Revolving Credit Facility
Debt Instrument, Basis Spread on Variable Rate	4.00%	4.00%
Revolving Credit Facility | Prime Rate
Revolving Credit Facility
Debt Instrument, Basis Spread on Variable Rate	1.00%	1.00%